Correction of an error	9 Months Ended
Sep. 30, 2024
Correction of an Error [abstract]
Correction of an error

Note 20 – Correction of an error:

Further to the approval of the interim financial statements on January 14, 2025, the Company identified that some options that had been deemed anti-dilutive actually had a dilutive effect, which affected the diluted weighted average common shares outstanding and the calculation of diluted earnings per common share previously reported. For the three-month period ended September 30, 2024, and the nine-month period ended on the same date, the diluted weighted average common shares outstanding previously reported amounted to 136,283,972 and 131,924,394, respectively, which were adjusted to 142,254,384 and 137,894,806, respectively. Consequently, diluted earnings per common share previously reported for the same periods previously reported as Ps.1.89 and

Ps.2.72, respectively, were adjusted to Ps.1.81 and Ps.2.60, respectively. The financial statements previously issued were revised to correct the error mentioned above.